Average Annual Total Returns				12 Months Ended	60 Months Ended	120 Months Ended	330 Months Ended	359 Months Ended	376 Months Ended	420 Months Ended
		Jan. 28, 2025		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
INTERNATIONAL EQUITY FUND - Class F Prospectus | SIT INTERNATIONAL EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				6.75%	5.35%	5.44%				3.93%
Performance Inception Date		Dec. 20, 1989
INTERNATIONAL EQUITY FUND - Class F Prospectus | SIT INTERNATIONAL EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				4.20%	3.93%	4.60%				3.14%
INTERNATIONAL EQUITY FUND - Class F Prospectus | SIT INTERNATIONAL EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				6.24%	4.15%	4.34%				3.11%
INTERNATIONAL EQUITY FUND - Class F Prospectus | MSCI ACWI ex-USA Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex-USA Index (net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent		4.77%	[1]	5.53%	4.10%	4.80%
INTERNATIONAL EQUITY FUND - Class F Prospectus | MSCI EAFE Index Return (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index Return (net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent		4.63%		3.82%	4.73%	5.20%
EMERGING MARKETS EQUITY FUND - Class F Prospectus | SIT EMERGING MARKETS EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				4.33%	0.65%	2.88%		3.92%
Performance Inception Date		Jan. 17, 1995
EMERGING MARKETS EQUITY FUND - Class F Prospectus | SIT EMERGING MARKETS EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				3.91%	0.21%	2.63%		3.46%
EMERGING MARKETS EQUITY FUND - Class F Prospectus | SIT EMERGING MARKETS EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				3.46%	0.85%	2.52%		3.46%
EMERGING MARKETS EQUITY FUND - Class F Prospectus | MSCI ACWI ex-USA Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex-USA Index (net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent		5.36%	[2]	5.53%	4.10%	4.80%
EMERGING MARKETS EQUITY FUND - Class F Prospectus | MSCI Emerging Markets Index Return (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index Return (net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			[3]	7.50%	1.70%	3.64%
INTERNATIONAL FIXED INCOME FUND - Class F Prospectus | SIT INTERNATIONAL FIXED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				2.53%	0.08%	1.54%			3.58%
Performance Inception Date		Sep. 01, 1993
INTERNATIONAL FIXED INCOME FUND - Class F Prospectus | SIT INTERNATIONAL FIXED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				2.53%	(1.00%)	0.32%			2.10%
INTERNATIONAL FIXED INCOME FUND - Class F Prospectus | SIT INTERNATIONAL FIXED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				1.50%	(0.39%)	0.66%			2.21%
INTERNATIONAL FIXED INCOME FUND - Class F Prospectus | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.63%	[4]	(1.69%)	(1.96%)	0.15%
INTERNATIONAL FIXED INCOME FUND - Class F Prospectus | Bloomberg Global Aggregate ex-US Index, Hedged Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate ex-US Index, Hedged Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.87%		4.97%	1.01%	2.43%
EMERGING MARKETS DEBT FUND - Class F Prospectus | SIT EMERGING MARKETS DEBT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				2.64%	(0.70%)	1.36%	6.06%
Performance Inception Date		Jun. 26, 1997
EMERGING MARKETS DEBT FUND - Class F Prospectus | SIT EMERGING MARKETS DEBT FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				0.36%	(2.00%)	0.26%	3.71%
EMERGING MARKETS DEBT FUND - Class F Prospectus | SIT EMERGING MARKETS DEBT FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				1.56%	(1.07%)	0.57%	3.86%
EMERGING MARKETS DEBT FUND - Class F Prospectus | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.27%	[5]	(1.69%)	(1.96%)	0.15%
EMERGING MARKETS DEBT FUND - Class F Prospectus | J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		6.81%		6.54%	0.12%	3.13%
EMERGING MARKETS DEBT FUND - Class F Prospectus | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			[6]	2.01%	(0.84%)	1.83%
INTERNATIONAL EQUITY FUND - Class I Prospectus | SIT INTERNATIONAL EQUITY FUND - CLASS I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[7]			6.56%	5.08%	5.17%				3.68%
Performance Inception Date	[7]	Dec. 20, 1989
INTERNATIONAL EQUITY FUND - Class I Prospectus | SIT INTERNATIONAL EQUITY FUND - CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[7]			4.09%	3.75%	4.42%				2.83%
INTERNATIONAL EQUITY FUND - Class I Prospectus | SIT INTERNATIONAL EQUITY FUND - CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[7]			6.08%	3.96%	4.14%				2.82%
INTERNATIONAL EQUITY FUND - Class I Prospectus | MSCI ACWI ex-USA Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex-USA Index (net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[7]	4.77%	[8]	5.53%	4.10%	4.80%
INTERNATIONAL EQUITY FUND - Class I Prospectus | MSCI EAFE Index Return (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index Return (net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[7]	4.63%		3.82%	4.73%	5.20%
INTERNATIONAL EQUITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[9]			7.05%	5.61%	5.69%				4.01%
Performance Inception Date	[9]	Dec. 20, 1989
INTERNATIONAL EQUITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[9]			4.42%	4.13%	4.79%				3.10%
INTERNATIONAL EQUITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[9]			6.47%	4.35%	4.54%				3.08%
INTERNATIONAL EQUITY FUND - Class Y Prospectus | MSCI ACWI ex-USA Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex-USA Index (net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[9]	4.77%	[10]	5.53%	4.10%	4.80%
INTERNATIONAL EQUITY FUND - Class Y Prospectus | MSCI EAFE Index Return (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index Return (net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[9]	4.63%		3.82%	4.73%	5.20%
EMERGING MARKETS EQUITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[11]			4.62%	0.91%	3.15%		4.00%
Performance Inception Date	[11]	Jan. 17, 1995
EMERGING MARKETS EQUITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[11]			4.11%	0.40%	2.83%		3.46%
EMERGING MARKETS EQUITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[11]			3.66%	1.04%	2.72%		3.46%
EMERGING MARKETS EQUITY FUND - Class Y Prospectus | MSCI ACWI ex-USA Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex-USA Index (net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[11]	5.36%	[12]	5.53%	4.10%	4.80%
EMERGING MARKETS EQUITY FUND - Class Y Prospectus | MSCI Emerging Markets Index Return (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index Return (net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[11]		[13]	7.50%	1.70%	3.64%
INTERNATIONAL FIXED INCOME FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[14]			2.86%	0.36%	1.77%			3.66%
Performance Inception Date	[14]	Sep. 01, 1993
INTERNATIONAL FIXED INCOME FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[14]			2.86%	(0.77%)	0.49%			2.16%
INTERNATIONAL FIXED INCOME FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[14]			1.69%	(0.20%)	0.81%			2.26%
INTERNATIONAL FIXED INCOME FUND - Class Y Prospectus | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[14]	3.63%	[15]	(1.69%)	(1.96%)	0.15%
INTERNATIONAL FIXED INCOME FUND - Class Y Prospectus | Bloomberg Global Aggregate ex-US Index, Hedged Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate ex-US Index, Hedged Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[14]	4.87%		4.97%	1.01%	2.43%
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[16]			2.88%	(0.45%)	1.62%	6.16%
Performance Inception Date	[16]	Jun. 26, 1997
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[16]			0.45%	(1.91%)	0.37%	3.75%
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[16]			1.71%	(0.96%)	0.70%	3.92%
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[16]	3.27%	[17]	(1.69%)	(1.96%)	0.15%
EMERGING MARKETS DEBT FUND - Class Y Prospectus | J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[16]	6.81%		6.54%	0.12%	3.13%
EMERGING MARKETS DEBT FUND - Class Y Prospectus | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[16]		[18]	2.01%	(0.84%)	1.83%

[1]	Benchmark returns since inception do not include the return for the partial month following inception date of the fund (12/20/1989 – 12/31/1989). Annualization calculation of the inception to date returns is based on the actual inception date (12/20/1989).
[2]	Benchmark returns since inception do not include the return for the partial month following inception date of the fund (1/17/1995 – 1/31/1995). Annualization calculation of the inception to date returns is based on the actual inception date (1/17/1995).
[3]	The MSCI Emerging Markets Index Return (net) for the "Since Inception" period is not provided because returns for the MSCI Emerging Markets Index Return (net) are not available prior to 1999.
[4]	Benchmark returns since inception do not include the return for the partial month following inception date of the fund (9/1/1993 – 9/30/1993). Annualization calculation of the inception to date returns is based on the actual inception date (9/1/1993).
[5]	Benchmark returns since inception do not include the return for the partial month following inception date of the fund (6/26/1997 – 6/30/1997). Annualization calculation of the inception to date returns is based on the actual inception date (6/26/1997).
[6]	The Blended Benchmark Return for the "Since Inception" period is not provided because returns for the J.P. Morgan GBI-EM Global Diversified Index Return are not available prior to 2003.
[7]	The Fund's Class I Shares commenced operations on January 4, 2002. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.
[8]	Benchmark returns since inception do not include the return for the partial month following inception date of the fund (12/20/1989 – 12/31/1989). Annualization calculation of the inception to date returns is based on the actual inception date (12/20/1989).
[9]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.
[10]	Benchmark returns since inception do not include the return for the partial month following inception date of the fund (12/20/1989 – 12/31/1989). Annualization calculation of the inception to date returns is based on the actual inception date (12/20/1989).
[11]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.
[12]	Benchmark returns since inception do not include the return for the partial month following inception date of the fund (1/17/1995 – 1/31/1995). Annualization calculation of the inception to date returns is based on the actual inception date (1/17/1995)
[13]	The MSCI Emerging Markets Index Return (net) for the "Since Inception" period is not provided because returns for the MSCI Emerging Markets Index Return (net) are not available prior to 1999.
[14]	The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.
[15]	Benchmark returns since inception do not include the return for the partial month following inception date of the fund (9/1/1993 – 9/30/1993). Annualization calculation of the inception to date returns is based on the actual inception date (9/1/1993).
[16]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.
[17]	Benchmark returns since inception do not include the return for the partial month following inception date of the fund (6/26/1997 – 6/30/1997). Annualization calculation of the inception to date returns is based on the actual inception date (6/26/1997).
[18]	The Blended Benchmark Return for the "Since Inception" period is not provided because returns for the J.P. Morgan GBI-EM Global Diversified Index Return are not available prior to 2003.